Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 34,421	$ 3,228,938
Prepaid expenses	70,761	166,140	$ 27,835
Other current assets	75,984	3,000	3,000
TOTAL CURRENT ASSETS	181,166	3,398,078	30,835
Property and equipment, net	41,236	44,212	3,545
TOTAL ASSETS	222,402	3,442,290	34,380
CURRENT LIABILITIES
Accounts payable	1,169,095	379,880	170,838
Accrued liabilities and other current liabilities	118,419	96,706	236,426
Note payable, short-term	26,106	25,622	$ 175,000
Derivative liabilities	619,066	3,800,229
TOTAL CURRENT LIABILITIES	1,932,686	4,302,437	$ 582,264
Notes Payable, Long-Term	15,426	37,180	62,755
TOTAL LONG TERM LIABILITIES	15,426	37,180	62,755
TOTAL LIABILITIES	$ 1,948,112	$ 4,339,617	$ 645,019
STOCKHOLDERS' DEFICIENCY
Preferred stock (.0001 par value, 10,000,000 shares authorized, none issued or outstanding as of September 30, 2015 or December 31, 2014)
Common stock (.0001 par value, 300,000,000 shares authorized, 2,440,019 and 1,917,793 issued at September 30, 2015 and December 31, 2014, respectively and 2,461,652 and 1,938,494 outstanding at September 30, 2015 and December 31, 2014, respectively)	$ 244	$ 192	$ 101
Additional paid-in capital	10,113,739	5,299,936	4,925,404
Accumulated Deficit	(11,839,693)	(6,197,455)	(5,536,144)
TOTAL STOCKHOLDERS' DEFICIENCY	(1,725,710)	(897,327)	(610,639)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	$ 222,402	$ 3,442,290	$ 34,380